RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Offsetting of Derivative Instruments (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivative - Asset
Gross derivative assets presented on the balance sheet	CAD 610	CAD 502
Amounts available for offset	(512)	(395)
Net Amounts	98	107
Derivative - Liability
Gross derivative liabilities presented on the balance sheet	(1,551)	(1,160)
Amounts available for offset	512	395
Net Amounts	(1,039)	(765)
Cash collateral provided by the Company	482	459
Letters of credit provided by the Company	41	26
Cash collateral received by the Company		1
Letters of credit received by the Company	2	1
Credit Risk Related Contingent Features
Aggregate fair value of derivative instruments in a net liability position	32	15
Additional collateral required if credit-risk-related contingent features were triggered	32	15
Foreign exchange
Derivative - Asset
Gross derivative assets presented on the balance sheet	96	7
Amounts available for offset	(93)	(7)
Net Amounts	3
Derivative - Liability
Gross derivative liabilities presented on the balance sheet	(828)	(497)
Amounts available for offset	93	7
Net Amounts	(735)	(490)
Interest rate
Derivative - Asset
Gross derivative assets presented on the balance sheet	5	7
Amounts available for offset	(1)	(1)
Net Amounts	4	6
Derivative - Liability
Gross derivative liabilities presented on the balance sheet	(6)	(6)
Amounts available for offset	1	1
Net Amounts	(5)	(5)
Power | Commodities
Derivative - Asset
Gross derivative assets presented on the balance sheet	509	488
Amounts available for offset	(418)	(387)
Net Amounts	91	101
Derivative - Liability
Gross derivative liabilities presented on the balance sheet	(717)	(657)
Amounts available for offset	418	387
Net Amounts	CAD (299)	CAD (270)